RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015	Dec. 31, 2014
Total due from related parties		$ 26,775	$ 8,284
Professional fees		643,913	645,503
Lone Mountain [Member]
Total due from related parties					$ 40,900
CRD [Member]
Total due from related parties		5,000	5,000	$ 5,000
Affiliated customer [Member]
Professional fees	$ 4,425
Blue River [Member]
Total due from related parties			3,284
Consulting term		5 years
Non-exclusive license to our intellectual property		$ 5,000
Consulting fee revenue		71,680	4,425
Accounts payable		4,293	0
Advesa [Member]
Total due from related parties		21,755
Advances to related party during period		$ 20,499